Submission	Oct. 01, 2026
Submission [Line Items]
Central Index Key	0001661458
Registrant Name	Highlands REIT, Inc.
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES